Organization and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	$ (880)	$ 1,475	$ 2,358	$ 1,329	$ 1,329
Other comprehensive income (loss) before reclassifications	(795)	791	(3,936)	787
Amounts reclassified from accumulated other comprehensive income (loss)	(3)	23	(100)	173
Other comprehensive income (loss)	(798)	814	(4,036)	960	1,029	3,570	(588)
Balance at the end of the period	$ (1,678)	$ 2,289	$ (1,678)	$ 2,289	$ 2,358	$ 1,329